Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	27,200	27,200	27,200	3,726
Redemption of redeemable noncontrolling interests	—	—	(27,200)	(3,726)
Accretion on redeemable noncontrolling interests	—	—	—	—
Balance as of December 31	27,200	27,200	—	—